Software Development Costs	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Software Development Costs
Note 3 - Software Development Costs

Software development costs, net consisted of the following:

	September 30,	December 31,
	2020	2019

Capitalized software in-process	$763,000	$581,000
Website development	607,000	607,000
Less accumulated amortization	(578,000)	(549,000)
Software development costs, net	$792,000	$639,000

Amortization expense for the three months ended September 30, 2020 and 2019 was $10,000 and $10,000, respectively. Amortization expense for the nine months ended September 30, 2020 and 2019 was $29,000 and $47,000, respectively.

Software development costs, net consisted of the following at December 31:

	December 31,	December 31,
	2019	2018

Capitalized software in-process	$581,000	$337,000
Website development	607,000	607,000
Less accumulated amortization	(549,000)	(493,000)
Software development costs, net	$639,000	$451,000

Amortization expense for the years ended December 31, 2019 and 2018 was $56,000 and $103,000, respectively.